STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

MORTGAGE-BACKED SECURITIES - 44.6%	Par	Value
Federal Home Loan Mortgage Corp.
Pool QF3730, 5.00%, 11/01/2052	$802,137	$789,033
Pool QF5342, 4.00%, 12/01/2052	1,412,075	1,315,261
Pool QI2043, 6.00%, 03/01/2054	296,871	302,761
Pool QI4343, 4.50%, 04/01/2054	2,441,428	2,338,509
Pool QJ0225, 6.00%, 07/01/2054	1,197,245	1,221,744
Pool QJ6384, 5.50%, 10/01/2054	454,155	453,603
Pool QJ6482, 5.00%, 10/01/2054	1,881,016	1,842,576
Pool QJ7677, 5.50%, 11/01/2054	1,989,475	1,990,784
Pool QJ7705, 5.00%, 11/01/2054	497,054	487,673
Pool QJ7711, 5.00%, 11/01/2054	985,790	966,569
Pool QX1669, 5.00%, 12/01/2054	912,243	903,009
Pool SD1961, 5.50%, 12/01/2052	371,155	370,472
Pool SD2500, 5.00%, 03/01/2053	894,072	875,521
Pool SD5781, 6.00%, 07/01/2054	613,014	625,941
Pool SD5809, 6.00%, 07/01/2054	1,327,894	1,348,427
Pool SD6591, 5.00%, 10/01/2054	475,806	465,934
Pool SD7029, 5.00%, 12/01/2054	990,846	980,197
Pool SD8256, 4.00%, 10/01/2052	1,907,053	1,776,304
Pool SD8322, 4.50%, 05/01/2053	893,668	854,320
Pool SD8325, 6.00%, 05/01/2053	959,260	975,592
Pool SD8384, 6.00%, 12/01/2053	2,012,013	2,042,495
Pool SL0079, 5.00%, 02/01/2055	996,956	979,042
Federal National Mortgage Association
Pool BW8868, 5.00%, 10/01/2052	1,824,957	1,789,374
Pool DA0007, 5.50%, 09/01/2053	934,187	932,466
Pool DB6624, 5.50%, 06/01/2054	653,995	658,274
Pool DC9709, 6.00%, 01/01/2055	498,152	507,878
Pool FA0516, 5.00%, 02/01/2055	997,326	979,126
Pool FS3826, 3.00%, 01/01/2052	3,284,316	2,853,486
Pool FS4932, 6.00%, 06/01/2053	747,391	762,918
Pool FS5635, 4.00%, 11/01/2052	1,822,216	1,697,283
Pool FS8417, 4.00%, 10/01/2052	1,029,338	965,842
Pool FS9287, 5.50%, 09/01/2054	984,638	984,670
Pool MA4919, 5.50%, 02/01/2053	884,149	882,520
Pool MA4941, 5.50%, 03/01/2053	858,734	857,152
Pool MA5008, 4.50%, 05/01/2053	1,336,214	1,277,380
Pool MA5039, 5.50%, 06/01/2053	937,251	935,524
Pool MA5109, 6.50%, 08/01/2053	333,557	344,956
Pool MA5165, 5.50%, 10/01/2053	874,524	872,913
Pool MB0302, 5.50%, 02/01/2055	998,858	997,018
Ginnie Mae II Pool
Pool MA8491, 5.50%, 12/20/2052	1,292,508	1,294,974

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

MORTGAGE-BACKED SECURITIES - 44.6% (CONTINUED)	Par	Value
Pool MA8493, 6.50%, 12/20/2052	$110,327	$112,912
Pool MA8570, 5.50%, 01/20/2053	760,854	762,306
Pool MA8647, 5.00%, 02/20/2053	842,684	828,492
Pool MA8725, 5.00%, 03/20/2053	426,378	419,197
Pool MA8726, 5.50%, 03/20/2053	704,079	705,422
Pool MA8727, 6.00%, 03/20/2053	1,063,705	1,079,404
Pool MA8800, 5.00%, 04/20/2053	431,023	423,764
Pool MA8801, 5.50%, 04/20/2053	879,638	882,415
Pool MA8877, 4.50%, 05/20/2053	1,354,850	1,299,218
Pool MA8878, 5.00%, 05/20/2053	538,175	529,111
Pool MA8879, 5.50%, 05/20/2053	872,924	874,590
Pool MA8880, 6.00%, 05/20/2053	698,545	708,855
Pool MA8948, 5.50%, 06/20/2053	1,071,206	1,073,250
Pool MA8949, 6.00%, 06/20/2053	1,099,201	1,118,172
Pool MA9018, 6.00%, 07/20/2053	360,093	365,408
Pool MA9105, 5.00%, 08/20/2053	1,812,061	1,781,542
Pool MA9106, 5.50%, 08/20/2053	1,264,381	1,266,793
Pool MA9166, 3.00%, 09/20/2053	170,424	151,563
Pool MA9305, 5.50%, 11/20/2053	774,081	775,558
Pool MA9539, 4.50%, 03/20/2054	967,901	928,461
TOTAL MORTGAGE-BACKED SECURITIES (Cost $59,438,317)		59,585,954

ASSET-BACKED SECURITIES - 15.5%
ACHV ABS Trust, Series 2024-2PL, Class D, 6.40%, 10/27/2031 (a)	400,000	403,590
Affirm, Inc., Series 2024-A, Class D, 6.89%, 02/15/2029 (a)	200,000	201,843
American Heritage Auto Receivables Trust, Series 2024-1A, Class D, 6.34%, 01/18/2033 (a)	250,000	251,977
Avis Budget Car Rental LLC, Series 2023-1A, Class C, 6.23%, 04/20/2029 (a)	300,000	304,304
Bankers Healthcare Group, Inc., Series 2024-1CON, Class C, 6.86%, 04/17/2035 (a)	400,000	404,884
Carvana Auto Receivables Trust
Series 2023-P2, Class C, 5.84%, 07/10/2029 (a)	578,000	590,178
Series 2023-P4, Class D, 7.37%, 10/10/2030 (a)	1,000,000	1,042,450
Series 2023-P5, Class D, 7.18%, 12/10/2030 (a)	500,000	526,847
Series 2024-P2, Class D, 6.10%, 06/10/2031	250,000	251,273
Series 2024-P3, Class D, 5.39%, 09/10/2032	500,000	491,399
COLT Funding LLC, Series 2022-4, Class A2, 4.50%, 03/25/2067 (a)(b)	435,395	419,957
CPS Auto Trust, Series 2021-D, Class E, 4.06%, 12/15/2028 (a)	500,000	489,072
Ellington Financial Mortgage Trust, Series 2021-2, Class M1, 2.30%, 06/25/2066 (a)(b)	885,000	609,954

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

ASSET-BACKED SECURITIES - 15.5%	Par	Value
FHF Trust
Series 2024-2A, Class C, 6.43%, 07/15/2030 (a)	$790,000	$796,636
Series 2024-2A, Class D, 7.15%, 09/15/2031 (a)	500,000	507,869
Series 2024-3A, Class D, 6.01%, 12/15/2031 (a)	500,000	496,961
FIGRE Trust 2024-HE1, Series 2024-HE1, Class B, 6.51%, 03/25/2054 (a)(b)	792,948	816,276
FREED ABS Trust
Series 2021-3FP, Class D, 2.37%, 11/20/2028 (a)	81,934	81,321
Series 2022-4FP, Class D, 7.40%, 12/18/2029 (a)	288,178	290,997
GCAT, Series 2021-NQM4, Class A3, 1.56%, 08/25/2066 (a)(b)	1,108,140	931,232
GLS Auto Select Receivables Trust, Series 2024-2A, Class D, 6.37%, 08/15/2031 (a)	1,000,000	1,018,363
GoodLeap Sustainable Home Solutions Trust, Series 2022-1GS, Class A, 2.70%, 01/20/2049 (a)	130,335	104,828
GreenSky Home Improvement Issuer Trust 2024-2, Series 2024-2, Class D, 6.43%, 10/27/2059 (a)	1,000,000	1,013,673
GreenSky Home Improvement Trust 2024-1, Series 2024-1, Class D, 7.33%, 06/25/2059 (a)	500,000	517,724
Helios Issuer LLC, Series 2021-B, Class A, 1.62%, 07/20/2048 (a)	75,910	64,534
Hertz Corp., Series 2023-4A, Class C, 7.51%, 03/25/2030 (a)	500,000	525,189
Marlette Funding Trust
Series 2023-2A, Class D, 7.92%, 06/15/2033 (a)	300,000	304,509
Series 2024-1A, Class D, 6.93%, 07/17/2034 (a)	500,000	508,495
MFRA Trust, Series 2021-NQM2, Class A3, 1.47%, 11/25/2064 (a)(b)	383,981	334,105
Octane Receivables Trust, Series 2024-RVM1, Class D, 6.30%, 01/22/2046 (a)	500,000	503,695
Pagaya AI Debt Selection Trust, Series 2025-1, Class D, 6.28%, 07/15/2032 (a)	1,000,000	1,002,661
PRPM LLC, Series 2022-NQM1, Class A3, 5.50%, 08/25/2067 (a)(c)	272,746	277,898
Purchasing Power Funding, Series 2024-A, Class D, 7.26%, 08/15/2028 (a)	200,000	202,451
Republic Finance Issuance Trust, Series 2024-A, Class C, 7.28%, 08/20/2032 (a)	250,000	255,236
Saluda Grade Mortgage Funding LLC, Series 2023-FIG4, Class A, 6.72%, 11/25/2053 (a)(b)	390,397	401,653
SBNA Auto Receivables Trust 2024-A, Series 2024-A, Class D, 6.04%, 04/15/2030 (a)	500,000	509,722
SoFi Consumer Loan Program Trust, Series 2025-1, Class D, 5.72%, 02/27/2034 (a)	1,000,000	1,011,178
Sunnova Energy International, Inc., Series 2023-B, Class A, 5.30%, 08/22/2050 (a)	87,773	84,866
Theorem Funding Trust, Series 2022-2A, Class B, 9.27%, 12/15/2028 (a)	200,000	205,271

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

ASSET-BACKED SECURITIES - 15.5%	Par	Value
Towd Point Mortgage Trust, Series 2024-4, Class A2, 4.42%, 10/27/2064 (a)(b)	$1,500,000	$1,418,470
Veros Automobile Receivables Trust, Series 2024-1, Class C, 7.57%, 12/15/2028 (a)	500,000	514,733
TOTAL ASSET-BACKED SECURITIES (Cost $20,334,467)		20,688,274

U.S. TREASURY SECURITIES - 14.1%
United States Treasury Note/Bond
4.63%, 11/15/2026	$1,350,000	1,363,816
4.13%, 10/31/2027	1,850,000	1,859,647
4.38%, 08/31/2028	1,000,000	1,013,984
3.50%, 04/30/2030	1,000,000	977,402
4.13%, 08/31/2030	1,000,000	1,005,020
1.25%, 08/15/2031	1,000,000	842,188
1.88%, 02/15/2032	1,900,000	1,646,914
4.13%, 11/15/2032	1,200,000	1,199,508
3.50%, 02/15/2033	1,000,000	955,859
3.88%, 08/15/2033	1,000,000	978,008
4.38%, 05/15/2034	1,000,000	1,011,191
4.50%, 05/15/2038	1,000,000	1,016,250
3.50%, 02/15/2039	1,200,000	1,090,781
1.13%, 05/15/2040	2,000,000	1,261,133
1.13%, 08/15/2040	1,000,000	624,473
3.88%, 08/15/2040	1,200,000	1,118,438
1.88%, 11/15/2051	1,500,000	858,311
TOTAL U.S. TREASURY SECURITIES (Cost $18,767,678)		18,822,923

CORPORATE BONDS - 9.8%
Aerospace & Defense - 0.1%
Northrop Grumman Corp., 5.20%, 06/01/2054	$100,000	93,410
RTX Corp., 6.10%, 03/15/2034	100,000	107,071
		200,481

Air Freight & Logistics - 0.1%
United Parcel Service, Inc., 5.50%, 05/22/2054	100,000	97,385

Automobile Components - 0.1%
BorgWarner, Inc., 5.40%, 08/15/2034	100,000	98,717
Phinia, Inc., 6.75%, 04/15/2029 (a)	100,000	101,394
		200,111

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

CORPORATE BONDS - 9.8%	Par	Value
Automotive - 0.1%
Ford Motor Credit Co. LLC, 6.13%, 03/08/2034	$100,000	$95,797
General Motors Financial Co., Inc., 6.10%, 01/07/2034	100,000	100,316
		196,113

Banks - 1.1%
Bank of America Corp., 2.48% to 09/21/2031 then 5 yr. CMT Rate + 1.20%, 09/21/2036	250,000	208,234
Fifth Third Bancorp, 5.63% to 01/29/2031 then SOFR + 1.84%, 01/29/2032	200,000	204,545
JPMorgan Chase & Co., 6.25% to 10/23/2033 then SOFR + 1.81%, 10/23/2034	300,000	321,547
M&T Bank Corp., 5.05% to 01/27/2033 then SOFR + 1.85%, 01/27/2034	200,000	192,653
PNC Financial Services Group, Inc., 5.68% to 01/22/2034 then SOFR + 1.90%, 01/22/2035	300,000	306,582
Wells Fargo & Co., 5.56% to 07/25/2033 then SOFR + 1.99%, 07/25/2034	300,000	304,701
		1,538,262

Beverages - 0.4%
Brown-Forman Corp., 4.00%, 04/15/2038	100,000	87,666
Constellation Brands, Inc., 4.90%, 05/01/2033	150,000	146,143
Keurig Dr Pepper, Inc., 5.30%, 03/15/2034	200,000	203,388
Molson Coors Beverage Co., 4.20%, 07/15/2046	100,000	80,339
		517,536

Biotechnology - 0.1%
Amgen, Inc., 5.25%, 03/02/2033	100,000	101,275

Brokerage & Investment Management - 0.1%
LPL Holdings, Inc., 4.00%, 03/15/2029 (a)	200,000	191,473

Building Products - 0.1%
Carrier Global Corp., 3.38%, 04/05/2040	100,000	78,416

Capital Markets - 0.6%
Goldman Sachs Group, Inc., 3.10% to 02/24/2032 then SOFR + 1.41%, 02/24/2033	200,000	175,992
Morgan Stanley, 5.95% to 01/19/2033 then 5 yr. CMT Rate + 2.43%, 01/19/2038	300,000	302,552
MSCI, Inc., 3.25%, 08/15/2033 (a)	100,000	86,198

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

CORPORATE BONDS - 9.8%	Par	Value
Capital Markets - 0.6% (Continued)
UBS Group AG, 5.70% to 02/08/2034 then 1 yr. CMT Rate + 1.77%, 02/08/2035 (a)	$200,000	$204,731
		769,473

Chemicals - 0.2%
Mosaic Co., 5.63%, 11/15/2043	100,000	96,376
Nutrien Ltd., 2.95%, 05/13/2030	150,000	137,160
		233,536

Commercial Services & Supplies - 0.1%
Waste Management, Inc., 4.88%, 02/15/2034	100,000	99,766

Construction & Engineering - 0.1%
MasTec, Inc., 4.50%, 08/15/2028 (a)	150,000	146,445

Construction Machinery - 0.2%
Ashtead Capital, Inc., 5.95%, 10/15/2033 (a)	200,000	202,622
United Rentals North America, Inc., 6.00%, 12/15/2029 (a)	100,000	101,629
		304,251

Construction Materials - 0.1%
CRH America Finance, Inc., 5.40%, 05/21/2034	200,000	201,537

Consumer Finance - 0.3%
American Express Co., 5.28% to 07/26/2034 then SOFR + 1.42%, 07/26/2035	200,000	199,554
Capital One Financial Corp., 5.82% to 02/01/2033 then SOFR + 2.60%, 02/01/2034	200,000	201,239
		400,793

Consumer Staples Distribution & Retail - 0.1%
Kroger Co., 5.00%, 09/15/2034	100,000	97,604

Diversified Telecommunication Services - 0.2%
AT&T, Inc., 4.90%, 08/15/2037	100,000	95,143
Verizon Communications, Inc., 4.27%, 01/15/2036	150,000	137,488
		232,631

Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp., 5.25%, 04/05/2034	100,000	101,615
Arrow Electronics, Inc., 5.88%, 04/10/2034	100,000	101,051
		202,666

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

CORPORATE BONDS - 9.8% (CONTINUED)	Par	Value
Finance Companies - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.00%, 10/29/2028	$250,000	$234,882
Avolon Holdings Funding Ltd., 5.75%, 11/15/2029 (a)	100,000	101,951
		336,833

Finance-Leasing Companies - 0.2%
GGAM Finance Ltd., 6.88%, 04/15/2029 (a)	100,000	101,404
Macquarie Airfinance Holdings Ltd., 6.50%, 03/26/2031 (a)	100,000	104,183
		205,587

Financial Services - 0.7%
Enact Holdings, Inc., 6.25%, 05/28/2029	100,000	102,524
Fiserv, Inc., 5.63%, 08/21/2033	150,000	154,155
Global Payments, Inc., 5.40%, 08/15/2032	150,000	151,461
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/2034 (a)	200,000	197,436
NMI Holdings, Inc., 6.00%, 08/15/2029	100,000	101,307
Radian Group, Inc.
4.88%, 03/15/2027	100,000	99,971
6.20%, 05/15/2029	100,000	103,088
		909,942

Food & Beverage - 0.2%
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	200,000	177,078
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl, 6.75%, 03/15/2034	93,000	100,589
		277,667

Food Products - 0.4%
Conagra Brands, Inc., 5.30%, 11/01/2038	100,000	94,953
J M Smucker Co., 6.20%, 11/15/2033	200,000	212,622
The Campbell's Co., 5.40%, 03/21/2034	100,000	100,569
Tyson Foods, Inc., 4.88%, 08/15/2034	100,000	96,768
		504,912

Food-Misc/Diversified - 0.1%
Mars, Inc., 5.20%, 03/01/2035 (a)	150,000	150,365

Gold - 0.1%
Barrick International Barbados Corp., 6.35%, 10/15/2036 (a)	100,000	107,385

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

CORPORATE BONDS - 9.8% (CONTINUED)	Par	Value
Ground Transportation - 0.1%
Burlington Northern Santa Fe LLC, 4.13%, 06/15/2047	$100,000	$81,810
CSX Corp., 6.15%, 05/01/2037	100,000	107,812
		189,622

Health Care Equipment & Supplies - 0.3%
Baxter International, Inc., 2.54%, 02/01/2032	100,000	85,638
GE HealthCare Technologies, Inc., 5.91%, 11/22/2032	150,000	157,965
Zimmer Biomet Holdings, Inc., 2.60%, 11/24/2031	200,000	174,609
		418,212

Health Care Services - 0.1%
HCA, Inc., 5.45%, 09/15/2034	100,000	98,941

Household Durables - 0.3%
Meritage Homes Corp., 5.65%, 03/15/2035	150,000	147,773
NVR, Inc., 3.00%, 05/15/2030	100,000	91,581
PulteGroup, Inc., 6.38%, 05/15/2033	100,000	105,706
		345,060

Insurance - 0.1%
MetLife, Inc., 6.50%, 12/15/2032	100,000	110,734

Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc., 4.75%, 09/09/2034	100,000	96,723
Bio-Rad Laboratories, Inc., 3.70%, 03/15/2032	100,000	90,130
		186,853

Media - 0.1%
Comcast Corp., 6.50%, 11/15/2035	100,000	110,377

Metals & Mining - 0.2%
Freeport-McMoRan, Inc., 5.40%, 11/14/2034	100,000	100,096
Nucor Corp., 5.10%, 06/01/2035	150,000	147,570
		247,666

Midstream - 0.1%
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/2039	100,000	79,955
Plains All American Pipeline LP / PAA Finance Corp., 5.70%, 09/15/2034	100,000	100,810
		180,765

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

CORPORATE BONDS - 9.8% (CONTINUED)	Par	Value
Oil Field Services - 0.1%
Shelf Drilling Holdings Ltd., 9.63%, 04/15/2029 (a)	$100,000	$86,505

Oil, Gas & Consumable Fuels - 0.8%
Cheniere Energy Partners LP, 5.75%, 08/15/2034	100,000	101,229
Continental Resources, Inc., 5.75%, 01/15/2031 (a)	100,000	100,697
Energy Transfer LP, 7.38%, 02/01/2031 (a)	100,000	104,998
Greenfire Resources Ltd., 12.00%, 10/01/2028 (a)	40,000	42,379
Hess Corp., 7.13%, 03/15/2033	100,000	112,947
Kinder Morgan, Inc., 5.95%, 08/01/2054	100,000	97,692
MPLX LP, 5.00%, 03/01/2033	100,000	97,467
ONEOK, Inc., 6.05%, 09/01/2033	100,000	103,936
Targa Resources Corp., 6.50%, 03/30/2034	100,000	106,585
Western Midstream Operating LP, 6.15%, 04/01/2033	100,000	103,073
Williams Cos., Inc., 5.65%, 03/15/2033	100,000	102,288
		1,073,291

Packaged Food & Meats - 0.1%
Kraft Heinz Foods Co., 6.88%, 01/26/2039	100,000	110,811

Pharmaceuticals - 0.1%
Royalty Pharma PLC, 3.30%, 09/02/2040	100,000	73,627

Software - 0.2%
Oracle Corp., 3.90%, 05/15/2035	150,000	133,195
Roper Technologies, Inc., 1.75%, 02/15/2031	100,000	83,955
VMware LLC, 2.20%, 08/15/2031	100,000	84,913
		302,063

Specialized REITs - 0.2%
American Tower Corp., 5.55%, 07/15/2033	150,000	153,056
Crown Castle, Inc., 5.10%, 05/01/2033	100,000	97,555
		250,611

Specialty Retail - 0.1%
Lowe's Cos., Inc., 5.15%, 07/01/2033	100,000	100,536
O'Reilly Automotive, Inc., 4.70%, 06/15/2032	100,000	97,799
		198,335

Technology - 0.1%
Dell International LLC / EMC Corp., 5.75%, 02/01/2033	100,000	103,808
IBM International Capital Pte Ltd., 4.90%, 02/05/2034	100,000	98,196
		202,004

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

CORPORATE BONDS - 9.8% (CONTINUED)	Par	Value
Technology Distributors - 0.1%
CDW LLC / CDW Finance Corp., 5.55%, 08/22/2034	$100,000	$98,805

Tobacco - 0.1%
Philip Morris International, Inc., 5.25%, 02/13/2034	100,000	100,734

Trading Companies & Distributors - 0.1%
Aircastle Ltd. / Aircastle Ireland DAC, 5.25%, 03/15/2030 (a)	150,000	149,354

Utilities - 0.1%
Vistra Operations Co. LLC, 6.00%, 04/15/2034 (a)	100,000	101,131

Wireless - 0.1%
T-Mobile USA, Inc., 5.05%, 07/15/2033	150,000	148,759
TOTAL CORPORATE BONDS (Cost $12,900,132)		13,086,705

COLLATERALIZED LOAN OBLIGATIONS - 6.1%
Anchorage Credit Funding Ltd., Series 2019-8A, Class BR, 3.01%, 07/25/2037 (a)	400,000	366,203
ARES CLO
Series 2020-57A, Class BR, 6.21% (3 mo. Term SOFR + 1.91%), 01/25/2035 (a)	1,050,000	1,050,533
Series 2023-68A, Class E, 12.85% (3 mo. Term SOFR + 8.55%), 04/25/2035 (a)	500,000	501,915
Ballyrock CLO Ltd., Series 2019-1A, Class A2R, 6.11% (3 mo. Term SOFR + 1.81%), 07/15/2032 (a)	1,200,000	1,200,391
Capital Four US CLO Ltd., Series 2022-2A, Class E, 12.74% (3 mo. Term SOFR + 8.45%), 01/21/2035 (a)	500,000	500,000
Jamestown CLO Ltd., Series 2018-11A, Class A2, 6.25% (3 mo. Term SOFR + 1.96%), 07/14/2031 (a)	1,030,000	1,029,969
Myers Park CLO, Series 2018-1A, Class B1, 6.15% (3 mo. Term SOFR + 1.86%), 10/20/2030 (a)	435,000	435,220
Northwoods Capital Ltd., Series 2018-12BA, Class BR, 6.00% (3 mo. Term SOFR + 1.70%), 06/15/2031 (a)	500,000	500,485
Octagon Investment Partners Ltd., Series 2018-1A, Class C, 6.26% (3 mo. Term SOFR + 1.96%), 04/15/2031 (a)	500,000	500,876
Rockford Tower CLO Ltd., Series 2023-1A, Class D, 9.61% (3 mo. Term SOFR + 5.32%), 01/20/2036 (a)	750,000	760,057
Saranac CLO, Series 2013-1A, Class BR, 6.46% (3 mo. Term SOFR + 2.16%), 07/26/2029 (a)	28,243	28,245
Verdelite Static CLO Ltd., Series 2024-1A, Class D, 7.14% (3 mo. Term SOFR + 2.85%), 07/20/2032 (a)	500,000	500,833

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COLLATERALIZED LOAN OBLIGATIONS - 6.1% (CONTINUED)	Par	Value
Voya CLO Ltd., Series 2016-1A, Class BR, 6.35% (3 mo. Term SOFR + 2.06%), 01/20/2031 (a)	$750,000	$750,640
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $8,149,132)		8,125,367

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.9%
A&D Mortgage LLC, Series 2023-NQM4, Class A3, 8.10%, 09/25/2068 (a)(c)	78,254	80,647
Ellington Financial Mortgage Trust, Series 2024-INV1, Class A1A, 6.56%, 03/25/2069 (a)(c)	434,711	443,175
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2023-HQA2, Class M1B, 7.69% (30 day avg SOFR US + 3.35%), 06/25/2043 (a)	500,000	524,092
GS Mortgage-Backed Securities Trust
Series 2021-MM1, Class A2, 2.50%, 04/25/2052 (a)(b)	1,650,748	1,350,865
Series 2023-PJ4, Class A15, 6.00%, 01/25/2054 (a)(b)	357,030	364,497
JP Morgan Mortgage Trust, Series 2021-1, Class A3, 2.50%, 06/25/2051 (a)(b)	454,436	373,912
Onslow Bay Mortgage Loan Trust
Series 2021-J2, Class A1, 2.50%, 07/25/2051 (a)(b)	1,170,017	971,126
Series 2021-NQM2, Class A3, 1.56%, 05/25/2061 (a)(b)	579,961	476,962
RCKT Mortgage Trust, Series 2022-4, Class A2, 3.50%, 06/25/2052 (a)(b)	816,079	717,112
SGR Residential Mortgage Trust
Series 2020-2, Class A1, 1.38%, 05/25/2065 (a)(b)	361,186	329,721
Series 2021-1, Class M1, 2.50%, 07/25/2061 (a)(b)	744,000	487,945
Western Alliance Bancorp, Series 2021-CL2, Class M3, 8.44% (30 day avg SOFR US + 4.10%), 07/25/2059 (a)	445,470	447,896
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,463,601)		6,567,950

CONVERTIBLE BONDS - 1.8%
Software - 1.8%
MicroStrategy, Inc., 0.00%, 03/01/2030 (a)	2,500,000	2,388,901
TOTAL CONVERTIBLE BONDS (Cost $2,447,163)		2,388,901

SHORT-TERM INVESTMENTS - 2.0%	Shares
Money Market Funds - 1.7%
First American Government Obligations Fund - Class X, 4.27% (e)	2,227,897	2,227,897

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

SHORT-TERM INVESTMENTS - 2.0%	Par	Value
U.S. Treasury Bills - 0.3%
4.30%, 08/07/2025 (f)	$500,000	$492,623
TOTAL SHORT-TERM INVESTMENTS (Cost $2,720,405)		2,720,520

TOTAL INVESTMENTS - 98.8% (Cost $131,220,895)		$131,986,594
Other Assets in Excess of Liabilities - 1.2% (d)		1,547,223
TOTAL NET ASSETS - 100.0%		$133,533,817

CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $39,410,100 or 29.5% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2025.

(c)	Step coupon bond. The rate disclosed is as of March 31, 2025.
(d)	All or a portion of security has been pledged as collateral for futures contracts. The total value of assets committed as collateral as of March 31, 2025 is $1,515,870.
(e)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(f)	The rate shown is the annualized effective yield as of March 31, 2025.

SCHEDULE OF OPEN FUTURES CONTRACTS
March 31, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	212	06/18/2025	$23,578,375	$463,008
U.S. Treasury 5 Year Note	74	06/30/2025	8,003,562	15,975
U.S. Treasury Long Bonds	19	06/18/2025	2,228,344	50,551
Total Unrealized Appreciation (Depreciation)				$529,534

STRIVE TOTAL RETURN BOND ETF

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Strive Total Return Bond ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets
Mortgage-Backed Securities	$—	$59,585,954	$—	$59,585,954
Asset-Backed Securities	—	20,688,274	—	20,688,274
U.S. Treasury Securities	—	18,822,923	—	18,822,923
Corporate Bonds	—	13,086,705	—	13,086,705
Collateralized Loan Obligations	—	8,125,367	—	8,125,367
Collateralized Mortgage Obligations	—	6,567,950	—	6,567,950
Convertible Bonds	—	2,388,901	—	2,388,901
Money Market Funds	2,227,897	—	—	2,227,897
U.S. Treasury Bills	—	492,623	—	492,623
Total Investments	$2,227,897	$129,758,697	$—	$131,986,594

Other Financial Instruments
Futures Contracts*	$529,534	$—	$—	$529,534
Total Other Financial Instruments	$529,534	$—	$—	$529,534

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of March 31, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.
During the fiscal period ended March 31, 2025, the Strive Total Return Bond ETF did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.